UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taylor, Cottrill LLC
Address: 224 Main Street
         New London, NH 03257

13F File Number:  028-13147

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chad Richardson
Title:     Director of Operations
Phone:     603-526-7400

Signature, Place, and Date of Signing:

     Chad Richardson     New London, NH     April 28, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     67

Form13F Information Table Value Total:     $67,867 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

				FORM 13F INFORMATION TABLE
					VALUE		SHARES/		SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(x$1000)	PRN AMT		PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
-------------------------------	-------------------------------	-------------------------------	-------------------------------
   				   	   		   	C<>
Exxon Mobil Corp.            	COM	30231G102   	5039	73987	SH		SOLE		53725		20262
McDonalds Corp.              	COM	580135101	3168	58058	SH		SOLE		35511		22547
International Business Machine	COM	459200101	3111	32103	SH		SOLE		20133		11970
Johnson & Johnson            	COM	478160104	3007	57167	SH		SOLE		33342		23825
Berkshire Hathaway Cl B      	Class B	084670207	2045	725	SH		SOLE		459		266
Walt Disney Co.              	COM	254687106	2042	112436	SH		SOLE		69991		42445
Coca-Cola                    	COM	191216100	1970	44820	SH		SOLE		28745		16075
Accenture                    	COM	G1150G111   	1866	67878	SH		SOLE		41860		26018
General Electric             	COM	369604103	1807	178713	SH		SOLE		117188		61525
Occidental Petroleum Corp.   	COM	674599105	1786	32095	SH		SOLE		17815		14280
Best Buy Inc                 	COM	086516101	1736	45725	SH		SOLE		27050		18675
L 3 Communications Holdings  	COM	502424104	1707	25175	SH		SOLE		18200		6975
Praxair                      	COM	74005P104   	1575	23410	SH		SOLE		12775		10635
INTEL                        	COM	458140100	1563	103985	SH		SOLE		66130		37855
Eli Lilly & Co.              	COM	532457108	1541	46135	SH		SOLE		29175		16960
Hewlett Packard              	COM	428236103	1507	47000	SH		SOLE		27775		19225
Abbott Labs                  	COM	002824100	1441	30206	SH		SOLE		16650		13556
Fluor Corp                   	COM	343412102	1360	39350	SH		SOLE		22525		16825
Microsoft Corp.              	COM	594918104	1251	68074	SH		SOLE		48437		19637
Novartis                     	COM	66987V109   	1206	31885	SH		SOLE		18460		13425
Corning Inc.                 	COM	219350105	1187	89475	SH		SOLE		53115		36360
General Dynamics Corp.       	COM	369550108	1157	27817	SH		SOLE		14950		12867
Cisco Systems                	COM	17275R102   	1087	64819	SH		SOLE		39955		24864
Canadian Natural Resources   	COM	136385101	1082	28065	SH		SOLE		16975		11090
Apple Inc.                   	COM	037833100	1046	9946	SH		SOLE		5810		4136
Medtronic Inc                	COM	585055106	978	33177	SH		SOLE		22677		10500
FedEx Corp.                  	COM	31428X106   	942	21170	SH		SOLE		13295		7875
AT&T Corp.                   	COM	00206R102   	937	37181	SH		SOLE		21105		16076
Aetna US Healthcare Inc.     	COM	00817Y108   	920	37825	SH		SOLE		21500		16325
Greif Inc Cl A               	Class A	397624107	916	27525	SH		SOLE		17575		9950
National Oilwell Varco       	COM	637071101	915	31867	SH		SOLE		20705		11162
Procter & Gamble             	COM	742718109	905	19214	SH		SOLE		12419		6795
Diamond Offshore Drilling    	COM	25271C102   	811	12900	SH		SOLE		7725		5175
Zimmer Holdings Inc.         	COM	98956P102   	754	20648	SH		SOLE		11905		8743
Stryker Corp                 	COM	863667101	722	21225	SH		SOLE		14400		6825
Kimberly-Clark               	COM	494368103	690	14975	SH		SOLE		8700		6275
BP PLC                       	COM	055622104	669	16677	SH		SOLE		10276		6401
Ingersoll Rand               	COM	G4776G101   	606	43900	SH		SOLE		30000		13900
JP Morgan Chase & Co         	COM	46625H100   	598	22500	SH		SOLE		12805		9695
Pfizer Inc.                  	COM	717081103	574	42115	SH		SOLE		41615		500
General Mills Inc            	COM	370334104	544	10904	SH		SOLE		8054		2850
ConocoPhillips               	COM	20825C104   	542	13844	SH		SOLE		7817		6027
Wal Mart Stores Inc.         	COM	931142103	530	10182	SH		SOLE		6832		3350
S P D R TRUST Unit SR        	COM	78462F103   	511	6430	SH		SOLE		4800		1630
Freeport-McMoran             	COM	35671D857   	500	13125	SH		SOLE		6700		6425
Colgate Palmolive            	COM	194162103	494	8375	SH		SOLE		4625		3750
Apache                       	COM	037411105	472	7365	SH		SOLE		4285		3080
American Express Co.         	COM	025816109	461	33859	SH		SOLE		16964		16895
Sysco Corporation            	COM	871829107	461	20225	SH		SOLE		19325		900
Automatic Data Processing    	COM	053015103	435	12375	SH		SOLE		8225		4150
Philip Morris Intl Inc       	COM	718172109	408	11475	SH		SOLE		7775		3700
Suncor Energy                	COM	867229106	379	17050	SH		SOLE		9700		7350
Walgreens                    	COM	931422109	357	13753	SH		SOLE		11085		2668
Wyeth                        	COM	983024100	357	8286	SH		SOLE		5370		2916
3M Co.                       	COM	88579Y101   	352	7085	SH		SOLE		4560		2525
Bristol Myers Squibb         	COM	110122108	341	15564	SH		SOLE		8054		7510
Emerson Electric             	COM	291011104	329	11500	SH		SOLE		9400		2100
Total SA                     	COM	89151E109	320	6525	SH		SOLE		4100		2425
Transocean Inc New           	COM	G90073100   	286	4863	SH		SOLE		3053		1810
Precision Castparts          	COM	740189105	268	4475	SH		SOLE		3200		1275
Duke Energy                  	COM	26441C105   	267	18669	SH		SOLE		9925		8744
Oracle Corp.                 	COM	68389X105   	237	13140	SH		SOLE		7825		5315
CVS Caremark Corp.           	COM	126650100	223	8125	SH		SOLE		5625		2500
Thermo Fisher Scientific     	COM	883556102	217	6075	SH		SOLE		4275		1800
Bank of America Corp.        	COM	060505104	209	30712	SH		SOLE		13889		16823
iShares MSCI Taiwan          	COM	464286731	85	10475	SH		SOLE		7175		3300
Citigroup Inc.               	COM	172967101	58	22891	SH		SOLE		13169		9722